Goodwill - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Acquisition	Dec. 31, 2024 USD ($) Acquisition
Goodwill [Line Items]
Goodwill from acquisitions | $	$ 12	$ 1
Number of acquisitions | Acquisition	18	13
Operating Segments | Regulated Business
Goodwill [Line Items]
Goodwill from acquisitions | $	$ 12	$ 1
Number of acquisitions | Acquisition	6	1